BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2021
	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Pool 1997-79, Class PL, 6.85%, 12/18/27	$55	$62,435
U.S. Government Agency Pass-Through Certificates - 0.3%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32	148	157,758
Pool C56878, 8.00%, 08/01/31	38	38,881
Pool C58516, 8.00%, 09/01/31	31	31,176
Pool C59641, 8.00%, 10/01/31	33	33,197
Pool C55166, 8.50%, 07/01/31	78	82,299
Pool C55167, 8.50%, 07/01/31	46	46,825
Pool C55169, 8.50%, 07/01/31	47	48,756
Pool G01466, 9.50%, 12/01/22	–	49
Federal National Mortgage Association
Pool 948362, 6.50%, 08/01/37	20	22,035
Pool 645912, 7.00%, 06/01/32	158	170,147
Pool 645913, 7.00%, 06/01/32	187	207,341
Pool 650131, 7.00%, 07/01/32	178	194,637
Pool 827853, 7.50%, 10/01/29	16	16,224
Pool 545990, 7.50%, 04/01/31	198	213,601
Pool 255053, 7.50%, 12/01/33	46	48,725
Pool 735576, 7.50%, 11/01/34	182	213,571
Pool 896391, 7.50%, 06/01/36	79	81,980
Pool 735800, 8.00%, 01/01/35	163	186,048
Pool 636449, 8.50%, 04/01/32	188	207,244
Pool 458132, 8.81%, 03/15/31	26	25,998
Pool 545436, 9.00%, 10/01/31	132	153,513
Total U.S. Government Agency Pass-Through Certificates		2,180,005
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $2,089,747)		2,242,440

SECURITIZED CREDIT - 40.1%
Commercial Mortgage-Backed Securities - 8.7%
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class E, 3.16% (1 Month LIBOR USD + 3.05%), 12/15/36 (e)(v)	3,302	3,125,049
Beast Mortgage Trust
Series 2021-1818, Class E, 3.70% (1 Month LIBOR USD + 3.45%), 03/15/36 (e)(v)	2,500	2,502,365
Series 2021-1818, Class F, 4.70% (1 Month LIBOR USD + 4.45%), 03/15/36 (e)(v)	1,250	1,251,152
BX Trust
Series 2018-GW, Class G, 3.03% (1 Month LIBOR USD + 2.92%), 05/15/35 (e)(s)(v)	3,000	2,970,212
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class G, 3.10% (1 Month LIBOR USD + 2.99%), 11/15/36 (e)(v)	2,000	1,914,938
CHT Mortgage Trust
Series 2017-CSMO, Class F, 3.85% (1 Month LIBOR USD + 3.74%), 11/15/36 (e)(s)(v)	3,000	3,003,972
Class B Notes
Marshalls, 9.50%, 11/01/22 (Acquired 10/28/2015, Cost $356,776) (f)(p)	358	360,201
Moreland Avenue, 9.23%, 11/01/22 (Acquired 11/16/2015, Cost $213,475) (f)(p)	214	215,677
North River, 9.50%, 11/01/22 (Acquired 10/28/2015, Cost $173,353) (f)(p)	174	173,803
St. Louis Holiday Inn, 10.08%, 12/31/21 (Acquired 06/25/2015, Cost $1,773,731) (f)(p)	1,774	1,683,302
Town and Country, 9.50%, 11/01/22 (Acquired 10/28/2015, Cost $473,171) (f)(p)	474	478,897
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class E, 4.89%, 11/15/51 (e)	3,000	2,837,515
GS Mortgage Securities Corp Trust
Series 2021-RENT, Class F, 3.76% (1 Month LIBOR USD + 3.65%), 11/21/35 (e)(v)	939	938,759
Series 2021-RENT, Class G, 5.81% (1 Month LIBOR USD + 5.70%), 11/21/35 (e)(v)	2,061	2,060,478
Hilton USA Trust
Series 2016-HHV, Class E, 4.19%, 11/05/38 (e)(r)	20,000	20,295,116
Series 2016-SFP, Class E, 5.52%, 11/05/35 (e)	886	894,573
Series 2016-SFP, Class F, 6.16%, 11/05/35 (e)	1,064	1,081,769
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440, Class C, 2.41% (1 Month LIBOR USD + 2.30%), 03/15/36 (e)(v)	1,609	1,614,849
Series 2021-1440, Class E, 3.96% (1 Month LIBOR USD + 3.85%), 03/15/36 (e)(v)	805	807,755
Series 2021-1440, Class F, 4.96% (1 Month LIBOR USD + 4.85%), 03/15/36 (e)(v)	2,586	2,594,509
Series 2008-C2, Class AM, 6.35%, 02/12/51	6,503	3,852,176
Last Mile Securities PE 2021 DAC
Series 2021-1A, Class E, 3.50% (3 Month EURIBOR + 3.50%), 08/17/31 (e)(v)	1,962	2,300,846
Series 2021-1A, Class F, 5.00% (3 Month EURIBOR + 5.00%), 08/17/31 (e)(v)	2,038	2,389,971
LoanCore Issuer Ltd.
Series 2021-CRE4, Class D, 2.61% (1 Month LIBOR USD + 2.50%), 07/15/35 (e)(v)	1,000	998,195
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49	5,705	4,485,470
Series 2007-T27, Class AJ, 6.02%, 06/11/42	2,114	2,189,707
Radnor RE Ltd.
Series 2020-1, Class M1B, 1.56% (1 Month LIBOR USD + 1.45%), 02/25/30 (e)(u)(v)	1,781	1,737,408
Ribbon Finance PLC
Series 2018-1, Class F, 3.18% (3 Month LIBOR GBP + 3.15%), 04/20/28 (u)(v)	2,520	3,217,124
Taurus IT SRL
Series 2018-IT1, Class D, 3.35% (3 Month EURIBOR + 3.35%), 05/18/30 (u)(v)	887	971,936
Taurus UK DAC
Series 2021-UK1A, Class E, 0.00% (3 Month SONIA Deposit Rate + 3.65%), 05/17/31 (e)(u)(v)	2,100	2,895,074
Total Commercial Mortgage-Backed Securities		75,842,798
Commercial Real Estate - 0.8%
125 West End Office Mezz LLC, mezzanine loan
10.84% (1-Month LIBOR USD + 10.50%, 0.50% Floor), 03/12/26 (Acquired 03/11/21,Cost $1,729,128) (f)(m)(v)	1,779	1,779,069
575 Lexington, junior mezzanine loan
10.28% (1-Month LIBOR USD + 10.00%, 0.50% Floor), 06/18/23 (Acquired 03/17/21, Cost $4,765,114) (f)(m)(v)	4,791	4,790,754
Total Commercial Real Estate		6,569,823
Interest-Only Securities - 0.3%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52	970	35,375
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.27%, 06/25/45 (e)	56,985	481,352
Series 2014-5, Class AX4, 0.43%, 10/25/29 (e)	5,375	34,432
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27	3,636	4
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 20.35% (1 Month LIBOR USD + 0.25%), 03/16/30 (e)(i)	2,519	2,368,096
Total Interest-Only Securities		2,919,259
Other - 3.9%
CLNC Ltd.
Series 2019-FL1, Class E, 3.31% (1 Month LIBOR USD + 3.20%), 08/20/35 (e)(v)	3,000	2,818,662
FS Rialto
Series 2019-FL1, Class C, 2.61% (1 Month LIBOR USD + 2.50%), 12/16/36 (e)(s)(u)(v)	2,000	1,891,412
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A2, 0.62% (1 Month LIBOR USD + 0.50%), 02/25/36 (s)(v)	999	977,764
Series 2005-HE3, Class A1VN, 0.62% (1 Month LIBOR USD + 0.50%), 02/25/36 (s)(v)	895	871,001
Series 2007-HE2, Class A2, 6.05%, 12/25/37	727	747,042
Series 2007-HE2, Class A3, 6.19%, 12/25/37	1,400	1,442,817
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 (e)(s)	1,023	1,061,845
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40	6,748	7,171,579
MFA Trust
Series 2021-INV1, Class B1, 3.29%, 01/25/56 (e)	700	700,872
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	1,567	1,616,311
Series 2004-1, Class M2, 8.11%, 08/15/37	1,292	1,414,550
Series 2004-1, Class B, 8.90%, 08/15/37	391	430,640
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	2,575	2,773,207
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	3,973	4,224,731
Series 2001-D, Class A4, 6.93%, 09/15/31	615	487,524
TPG Real Estate Finance Issuer LTD
Series 2021-FL4, Class E, 4.46% (1 Month LIBOR USD + 4.35%), 03/15/38 (e)(v)	4,000	3,996,404
Tricon American Homes
Series 2020-SFR1, Class F, 4.88%, 07/17/38 (e)	1,539	1,625,924
Total Other		34,252,285
Residential Mortgage-Backed Securities - 26.4%
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 0.25% (1 Month LIBOR USD + 0.14%), 04/25/47 (s)(v)	9,085	8,170,117
Series 2007-HY6, Class A1, 0.32% (1 Month LIBOR USD + 0.21%), 08/25/47 (s)(v)	2,904	2,765,455
Series 2007-2CB, Class 2A11, 0.51% (1 Month LIBOR USD + 0.40%), 03/25/37 (v)	3,089	1,518,543
Series 2005-10CB, Class 1A1, 0.61% (1 Month LIBOR USD + 0.50%), 05/25/35 (v)	1,903	1,551,195
Series 2007-16CB, Class 4A5, 0.61% (1 Month LIBOR USD + 0.50%), 08/25/37 (v)	5,383	3,996,844
Series 2005-59, Class 1A1, 0.77% (1 Month LIBOR USD + 0.66%), 11/20/35 (s)(v)	8,662	8,203,112
Series 2006-19CB, Class A9, 0.81% (1 Month LIBOR USD + 0.70%), 08/25/36 (v)	2,371	1,322,521
Series 2005-84, Class 2A1, 2.72%, 02/25/36	16,042	15,366,350
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,016	1,392,334
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,115	910,364
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,026	837,973
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	1,462	1,165,238
Series 2006-41CB, Class 1A7, 6.00%, 01/25/37	1,294	1,008,126
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,337	1,738,464
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	2,295	1,905,530
Series 2006-23CB, Class 2A7, 27.97% (1 Month LIBOR USD + 28.40%), 08/25/36 (i)(v)	1,307	1,636,291
Series 2006-29T1, Class 3A3, 77.30% (1 Month LIBOR USD + 78.40%), 10/25/36 (i)(v)	670	1,935,913
Bellemeade Re Ltd.
Series 2018-3A, Class M2, 2.86% (1 Month LIBOR USD + 2.75%), 10/25/28 (e)(v)	1,202	1,207,612
Series 2018-1A, Class M2, 3.01% (1 Month LIBOR USD + 2.90%), 04/25/28 (e)(v)	5,948	5,993,021
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 2.81%, 01/25/36	1,185	1,086,846
Series 2007-A1, Class 11M1, 3.32%, 03/25/37	2,879	2,899,387
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 0.76% (1 Month LIBOR USD + 0.65%), 02/25/37 (v)	4,589	2,216,814
Series 2007-5, Class A29, 5.50%, 05/25/37	214	162,133
Series 2004-21, Class A10, 6.00%, 11/25/34	70	73,160
Series 2007-18, Class 1A1, 6.00%, 11/25/37	308	240,608
Citicorp Mortgage Securities Trust
Series 2006-5, Class 1A11, 1.01% (1 Month LIBOR USD + 0.90%), 10/25/36 (v)	471	404,380
Citigroup Mortgage Loan Trust
Series 2007-AR5, Class 1A2A, 3.11%, 04/25/37	777	753,985
Series 2009-8, Class 2A2, 6.10%, 04/25/37 (e)	5,921	4,469,507
Countrywide Asset-Backed Certificates
Series 2006-13, Class 1AF4, 4.16%, 01/25/37	3,099	3,148,286
Eagle RE Ltd.
Series 2018-1, Class M2, 3.11% (1 Month LIBOR USD + 3.00%), 11/25/28 (e)(s)(v)	4,346	4,383,877
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 0.76% (1 Month LIBOR USD + 0.65%), 11/25/35 (v)	1,580	729,391
GSAMP Trust
Series 2006-NC2, Class A2C, 0.41% (1 Month LIBOR USD + 0.30%), 06/25/36 (s)(v)	576	405,222
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 0.41% (1 Month LIBOR USD + 0.30%), 01/25/37 (v)	6,929	1,939,204
Home Equity Asset Trust
Series 2006-7, Class 2A3, 0.41% (1 Month LIBOR USD + 0.30%), 01/25/37 (s)(v)	6,162	5,711,929
Home Re Ltd.
Series 2018-1, Class M2, 3.11% (1 Month LIBOR USD + 3.00%), 10/25/28 (e)(v)	1,579	1,592,700
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.07%, 03/25/37	1,005	973,304
Series 2007-AR3, Class 1A1, 3.57%, 07/25/37	2,188	2,043,827
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 2.05%, 10/25/33	104	101,336
Series 2003-A2, Class B4, 2.33%, 11/25/33	73	1
Series 2007-A2, Class 3A2, 2.98%, 04/25/37	6,351	5,442,989
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 0.21% (1 Month LIBOR USD + 0.10%), 10/25/36 (s)(v)	3,223	2,095,803
Series 2006-NC3, Class A4, 0.27% (1 Month LIBOR USD + 0.16%), 10/25/36 (s)(v)	5,438	3,573,813
Series 2006-NC2, Class A4, 0.41% (1 Month LIBOR USD + 0.30%), 08/25/36 (s)(v)	8,873	4,674,821
Series 2006-NC2, Class A5, 0.59% (1 Month LIBOR USD + 0.48%), 08/25/36 (s)(v)	438	234,733
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11, 0.37% (1 Month LIBOR USD + 0.13%), 02/26/37 (e)(v)	29,537	25,107,346
Series 2015-1R, Class 3A7, 2.91%, 03/26/37 (e)	5,559	4,447,563
Series 2014-2R, Class 1A7, 3.03%, 01/26/36 (e)	2,879	2,977,433
Series 2015-1R, Class 4A7, 3.15%, 12/26/37 (e)	2,295	1,958,961
Series 2015-11R, Class 4A5, 3.17%, 06/26/37 (e)	2,868	2,280,415
Series 2015-6R, Class 2A4, 6.00%, 01/26/37 (e)	13,021	9,600,183
Oaktown Re Ltd.
Series 2018-1A, Class M2, 2.96% (1 Month LIBOR USD + 2.85%), 07/25/28 (e)(v)	5,156	5,193,848
Series 2020-1A, Class M2, 7.11% (1 Month LIBOR USD + 7.00%), 07/25/30 (e)(v)	2,800	2,867,506
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A6, 5.66%, 01/25/37 (s)	352	352,389
PRPM LLC
Series 2021-1, Class A1, 2.12%, 01/25/26 (e)	1,671	1,670,921
Series 2021-2, Class A1, 2.12%, 03/25/26 (e)	2,159	2,154,701
Series 2020-6, Class A1, 2.36%, 11/25/25 (e)(s)	957	958,710
Series 2020-3, Class A1, 2.86%, 09/25/25 (e)(s)	3,348	3,371,478
Series 2020-5, Class A1, 3.10%, 11/25/25 (e)(s)	2,032	2,045,588
Series 2020-2, Class A1, 3.67%, 08/25/25 (e)(s)	3,546	3,585,121
Series 2021-1, Class A2, 3.72%, 01/25/26 (e)	2,000	1,996,237
Series 2021-2, Class A2, 3.77%, 03/25/26 (e)	1,935	1,938,484
RALI Trust
Series 2007-QO3, Class A1, 0.43% (1 Month LIBOR USD + 0.32%), 03/25/47 (s)(v)	1,692	1,614,920
Series 2006-QO7, Class 2A1, 1.11% (12 Month US Treasury Average + 0.85%), 09/25/46 (v)	7,864	7,498,051
Series 2006-QS3, Class 1A10, 6.00%, 03/25/36	2,540	2,523,598
Series 2006-QS14, Class A30, 79.84% (1 Month LIBOR USD + 81.25%), 11/25/36 (i)(v)	70	203,490
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 0.81% (1 Month LIBOR USD + 0.70%), 10/25/35 (v)	3,418	2,494,438
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	1,660	1,439,471
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC1, Class A2B, 0.26% (1 Month LIBOR USD + 0.15%), 12/25/36 (s)(v)	4,133	2,905,007
Series 2006-NC3, Class A2B, 0.41% (1 Month LIBOR USD + 0.30%), 09/25/36 (s)(v)	6,147	3,000,362
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY3, Class 4A1, 3.14%, 03/25/37	8,749	8,376,606
Series 2007-HY1, Class 4A1, 3.20%, 02/25/37	7,037	6,947,810
Series 2007-HY5, Class 1A1, 3.26%, 05/25/37	2,379	2,324,631
Series 2007-HY5, Class 3A1, 3.46%, 05/25/37	1,067	1,044,724
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A5, 2.73%, 03/25/36	1,974	1,828,058
Series 2006-AR5, Class 1A1, 2.87%, 04/25/36	2,457	2,463,918
Series 2006-AR12, Class 2A1, 3.14%, 09/25/36	1,562	1,548,747
Total Residential Mortgage-Backed Securities		230,703,774
TOTAL SECURITIZED CREDIT
(Cost $369,614,462)		350,287,939
CORPORATE CREDIT - 54.1%
Basic Industrial - 2.2%
Cascades, Inc., 5.38%, 01/15/28 (c)(e)(u)	2,290	2,404,500
Hexion, Inc., 7.88%, 07/15/27 (e)(r)	2,475	2,661,244
INEOS Group Holdings SA, 5.63%, 08/01/24 (e)(r)(u)	6,450	6,530,625
Mercer International, Inc., 5.13%, 02/01/29 (e)(u)	1,340	1,388,240
Methanex Corp., 5.25%, 12/15/29 (u)	1,490	1,536,838
Resolute Forest Products, Inc., 4.88%, 03/01/26 (e)	1,440	1,443,600
Tronox, Inc., 4.63%, 03/15/29 (e)	2,845	2,848,556
Total Basic Industrial		18,813,603
Construction & Building Materials - 4.1%
Ashton Woods USA LLC, 6.63%, 01/15/28 (e)	3,470	3,695,550
Beazer Homes USA, Inc., 5.88%, 10/15/27	2,330	2,411,550
KB Home, 4.80%, 11/15/29	1,133	1,186,817
M/I Homes, Inc., 4.95%, 02/01/28 (c)	7,025	7,275,266
MDC Holdings, Inc., 2.50%, 01/15/31 (r)	6,305	5,942,462
Meritage Homes Corp., 5.13%, 06/06/27 (c)	6,500	7,133,750
Taylor Morrison Communities, Inc., 5.13%, 08/01/30 (e)(r)	2,850	3,028,125
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (c)(e)	4,625	5,099,063
Total Construction & Building Materials		35,772,583
Diversified - 2.1%
Five Point Operating Company LP, 7.88%, 11/15/25 (e)(r)	4,750	4,964,344
Forestar Group, Inc., 5.00%, 03/01/28 (e)(r)	5,965	6,190,536
The Howard Hughes Corp., 4.38%, 02/01/31 (e)	2,500	2,448,438
The Howard Hughes Corp., 5.38%, 08/01/28 (c)(e)	4,725	4,967,156
Total Diversified		18,570,474
Energy - 6.7%
Apache Corp., 4.25%, 01/15/30 (r)	4,860	4,733,883
Ascent Resources Utica Holdings LLC, 8.25%, 12/31/28 (e)	737	766,480
Baytex Energy Corp., 8.75%, 04/01/27 (e)(u)	825	749,719
California Resources Corp., 7.13%, 02/01/26 (e)	1,302	1,325,058
Chesapeake Energy Corp., 5.50%, 02/01/26 (e)(r)	1,585	1,649,819
Comstock Resources, Inc., 6.75%, 03/01/29 (e)	3,453	3,539,325
Continental Resources, Inc., 5.75%, 01/15/31 (e)(r)	3,794	4,286,689
Endeavor Energy Resources LP, 6.63%, 07/15/25 (c)(e)	3,285	3,510,811
EQT Corp., 8.50%, 02/01/30 (r)	2,331	2,972,724
Indigo Natural Resources LLC, 5.38%, 02/01/29 (e)	1,185	1,167,474
Laredo Petroleum, Inc., 10.13%, 01/15/28	813	779,269
MEG Energy Corp., 6.50%, 01/15/25 (e)(r)(u)	1,450	1,497,777
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/27 (e)	1,640	1,414,500
Occidental Petroleum Corp., 3.50%, 08/15/29 (r)	11,300	10,593,750
Occidental Petroleum Corp., 8.88%, 07/15/30 (r)	6,177	7,789,197
Ovintiv Exploration, Inc., 5.75%, 01/30/22 (r)	4,855	5,013,999
Southwestern Energy Co., 6.45%, 01/23/25 (r)	2,625	2,804,681
Transocean Proteus Ltd., 6.25%, 12/01/24 (e)	1,519	1,443,240
Transocean, Inc., 11.50%, 01/30/27 (e)	1,122	962,362
WPX Energy, Inc., 4.50%, 01/15/30 (r)	1,500	1,615,185
Total Energy		58,615,942
Financial Services - 0.8%
Ambac LSNI LLC, 6.00% (3 Month LIBOR USD + 5.00%), 02/12/23 (e)(v)(u)	7,383	7,401,547
Health Facilities - 2.4%
CHS/Community Health Systems, Inc., 4.75%, 02/15/31 (e)(r)	4,500	4,396,050
HCA, Inc., 3.50%, 09/01/30 (c)	7,055	7,136,448
Tenet Healthcare Corp., 4.63%, 06/15/28 (e)(r)	2,000	2,049,960
Tenet Healthcare Corp., 4.88%, 01/01/26 (c)(e)(r)	6,975	7,249,536
Total Health Facilities		20,831,994
Infrastructure Services - 1.3%
Terex Corp., 5.00%, 05/15/29 (e)	1,130	1,169,776
Terex Corp., 5.63%, 02/01/25 (e)(r)	5,125	5,269,166
United Rentals North America, Inc., 3.88%, 02/15/31	2,250	2,265,885
United Rentals North America, Inc., 5.50%, 05/15/27 (r)	2,450	2,612,925
Total Infrastructure Services		11,317,752
Leisure - 5.3%
Boyd Gaming Corp., 6.38%, 04/01/26 (c)(r)	4,600	4,742,462
Caesars Resort Collection LLC, 5.25%, 10/15/25 (e)	2,590	2,612,442
Cedar Fair LP, 5.25%, 07/15/29 (r)	4,415	4,547,450
Churchill Downs, Inc., 4.75%, 01/15/28 (e)	1,640	1,696,145
ESH Hospitality, Inc., 4.63%, 10/01/27 (e)	3,650	3,860,386
GLP Capital LP, 5.38%, 04/15/26 (c)(r)	4,125	4,629,116
MGM Growth Properties Operating Partnership LP, 4.50%, 01/15/28 (c)	4,800	4,956,000
Park Intermediate Holdings LLC, 5.88%, 10/01/28 (e)	3,450	3,657,863
Scientific Games International, Inc., 8.25%, 03/15/26 (e)	3,200	3,432,000
Station Casinos LLC, 4.50%, 02/15/28 (e)	4,790	4,766,050
VICI Properties LP, 4.63%, 12/01/29 (e)(r)	6,950	7,209,652
Total Leisure		46,109,566
Media - 3.8%
Cable One, Inc., 4.00%, 11/15/30 (e)(r)	6,275	6,207,230
CCO Holdings LLC, 4.75%, 03/01/30 (c)(e)(r)	16,350	16,942,688
CSC Holdings LLC, 5.50%, 04/15/27 (c)(e)(r)	9,800	10,293,430
Total Media		33,443,348
Metals & Mining - 1.5%
ArcelorMittal SA, 7.00%, 03/01/41 (r)(u)	3,475	4,741,637
Cleveland-Cliffs, Inc., 6.75%, 03/15/26 (e)(r)	2,000	2,175,000
First Quantum Minerals Ltd., 7.50%, 04/01/25 (e)(u)	1,200	1,240,500
Freeport-McMoRan, Inc., 4.38%, 08/01/28 (r)	4,500	4,773,375
Total Metals & Mining		12,930,512
Oil Gas Transportation & Distribution - 11.2%
Antero Midstream Partners LP, 5.38%, 09/15/24 (r)	5,825	5,889,949
Blue Racer Midstream LLC, 6.63%, 07/15/26 (e)	1,220	1,253,550
Buckeye Partners LP, 4.13%, 12/01/27 (c)	2,750	2,715,625
Buckeye Partners LP, 6.38% (3 Month LIBOR USD + 4.02%), 01/22/78 (v)	1,345	1,076,000
Cheniere Energy, Inc., 4.63%, 10/15/28 (e)(r)	3,751	3,901,678
Crestwood Midstream Partners LP, 6.00%, 02/01/29 (e)(r)	2,500	2,462,500
DCP Midstream LP, 7.38% (3 Month LIBOR USD + 5.15%), 06/15/23 (v)	450	402,750
DCP Midstream Operating LP, 5.38%, 07/15/25 (r)	3,200	3,467,600
Energy Transfer Operating LP, 3.22% (3 Month LIBOR USD + 3.02%), 11/01/66 (v)	6,225	4,326,375
Energy Transfer Operating LP, 6.75% (5 Year U.S. Treasury Yield Curve + 5.13%), 05/15/70 (v)	5,349	5,108,295
Energy Transfer Operating LP, 7.13% (5 Year U.S. Treasury Yield Curve + 5.31%), 11/15/65 (v)	3,437	3,348,669
EnLink Midstream LLC, 5.38%, 06/01/29 (r)	4,555	4,258,925
EnLink Midstream Partners LP, 6.00% (3 Month LIBOR USD + 4.11%), 12/15/22 (v)	2,000	1,240,000
EQM Midstream Partners LP, 4.50%, 01/15/29 (e)(r)	5,115	4,984,363
Ferrellgas Escrow LLC, 5.38%, 04/01/26 (e)	1,875	1,862,437
Genesis Energy LP, 6.50%, 10/01/25 (c)	5,325	5,219,831
Genesis Energy LP, 8.00%, 01/15/27 (r)	674	682,439
Global Partners LP, 7.00%, 08/01/27 (c)	2,750	2,901,250
Holly Energy Partners LP, 5.00%, 02/01/28 (c)(e)	7,052	7,142,266
NuStar Logistics LP, 5.75%, 10/01/25	2,052	2,196,707
Parkland Corp., 4.50%, 10/01/29 (e)(u)	3,247	3,258,202
Parkland Corp., 6.00%, 04/01/26 (c)(e)(r)(u)	3,842	4,017,964
Plains All American Pipeline LP, 6.13% (3 Month LIBOR USD + 4.11%), 05/15/23 (v)	6,550	5,322,268
Tallgrass Energy Partners LP, 6.00%, 12/31/30 (e)	3,842	3,797,817
Targa Resources Partners LP, 4.88%, 02/01/31 (e)	2,500	2,533,125
Targa Resources Partners LP, 5.38%, 02/01/27 (c)	2,300	2,385,249
TransCanada PipeLines Ltd., 2.40% (3 Month LIBOR USD + 2.21%), 05/15/67 (r)(u)(v)	4,965	4,006,755
Western Midstream Operating LP, 4.75%, 08/15/28 (r)	7,325	7,654,625
Total Oil Gas Transportation & Distribution		97,417,214
Real Estate - 2.5%
Iron Mountain, Inc., 4.88%, 09/15/29 (e)	4,750	4,809,138
iStar, Inc., 5.50%, 02/15/26 (c)	8,255	8,399,462
Starwood Property Trust, Inc., 4.75%, 03/15/25 (c)(r)	8,700	9,033,036
Total Real Estate		22,241,636
Telecommunication Services - 5.1%
Cablevision Lightpath LLC, 5.63%, 09/15/28 (e)	5,025	5,098,867
Consolidated Communications, Inc., 6.50%, 10/01/28 (e)	4,895	5,287,236
Frontier Communications Corp., 5.00%, 05/01/28 (e)	2,440	2,482,700
Level 3 Financing, Inc., 4.63%, 09/15/27 (c)(e)(r)	9,500	9,777,115
SBA Communications Corp., 3.88%, 02/15/27 (r)	4,875	4,983,225
T-Mobile USA, Inc., 4.75%, 02/01/28 (c)(r)	13,610	14,544,327
Zayo Group Holdings, Inc., 4.00%, 03/01/27 (e)	2,300	2,263,200
Total Telecommunication Services		44,436,670
Utility - 5.1%
Calpine Corp., 5.13%, 03/15/28 (e)(r)	3,400	3,415,810
Clearway Energy Operating LLC, 3.75%, 02/15/31 (e)	3,297	3,162,123
CMS Energy Corp., 4.75% (5 Year U.S. Treasury Yield Curve + 4.12%), 06/01/50 (r)(v)	825	891,000
Dominion Energy, Inc., 4.65% (5 Year U.S. Treasury Yield Curve + 2.99%), 06/15/25 (v)	875	921,200
Duke Energy Corp., 4.88% (5 Year U.S. Treasury Yield Curve + 3.39%), 03/16/25 (v)	850	898,025
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76 (c)(r)(u)(v)	6,975	7,927,157
FirstEnergy Corp., 2.25%, 09/01/30 (c)	9,500	8,811,250
NextEra Energy Capital Holdings, Inc., 2.31% (3 Month LIBOR USD + 2.13%), 06/15/67 (c)(v)	2,464	2,269,837
NRG Energy, Inc., 3.63%, 02/15/31 (e)(r)	2,393	2,333,175
NRG Energy, Inc., 6.63%, 01/15/27	3,335	3,468,400
Pattern Energy Operations LP, 4.50%, 08/15/28 (e)	3,500	3,556,875
Sempra Energy, 4.88% (5 Year U.S. Treasury Yield Curve + 4.55%), 04/15/26 (v)	5,475	5,858,250
Talen Energy Supply LLC, 6.63%, 01/15/28 (e)(r)	1,325	1,323,596
Total Utility		44,836,698
TOTAL CORPORATE CREDIT
(Cost $460,240,529)		472,739,539
TERM LOANS - 1.6%
Buckeye Partners LP, 2.36%, (1 Month LIBOR + 2.25%), 11/01/2026 (Acquired 10/16/2019, Cost $1,970,137) (p)(t)(v)	1,985	1,974,658
Frontier Communications Corp., 5.75%, (1 Month LIBOR + 4.75%), 10/01/2027 (Acquired 11/20/2020, Cost $5,006,291) (p)(t)(v)	5,000	4,979,150
Pacific Gas and Electric Co., 3.50%, (1 Month LIBOR + 2.25%), 06/23/2025 (Acquired 02/03/2021, Cost $2,506,623) (p)(t)(v)	2,500	2,494,525
Vistra Energy Corp, 0.00%, 12/31/2025 (Acquired 10/07/2016, Cost $0) (p)(t)	26	284
Zayo Group Holdings, Inc., 3.11%, (1 Month LIBOR + 3.00%), 03/09/2027 (Acquired 02/21/20-02/24/20, Cost $4,450,197) (p)(t)(v)	4,454	4,414,886
Total TERM LOANS
(Cost $13,942,949)		13,863,503
	Shares	Value
PREFERRED STOCKS - 0.3%
Oil Gas Transportation & Distribution - 0.0%
NuStar Energy LP, Series B, 7.63% (Fixed until 06/15/22, then 3 Month LIBOR USD + 5.64%), Perpetual (v)	18,200	$380,016
Pipeline (MLP) - 0.1%
Crestwood Equity Partners LP, 9.25%	64,000	552,960
Pipelines - 0.1%
Enbridge, Inc., Series B, 6.38% (Fixed until 04/15/23, then 3 Month LIBOR USD + 3.59%), Perpetual (v)(u)	35,600	938,416
Telecommunication Services - 0.1%
AT&T, Inc., Series C, 4.75%	34,500	871,815
Total PREFERRED STOCKS
(Cost $2,575,821)		2,743,207
COMMON STOCKS - 44.8%
Airports - 2.5%
Flughafen Zurich AG (n)(c)(u)	40,600	6,679,855
Fraport AG Frankfurt Airport Services Worldwide (u)	52,400	3,183,649
Grupo Aeroportuario del Pacifico SAB de CV (c)(u)	502,726	5,247,761
Hainan Meilan International Airport Company Ltd. (u)	268,400	1,174,077
Sydney Airport (c)(n)(u)	1,135,073	5,363,489
Total Airports		21,648,831
Communications - 2.5%
Cellnex Telecom SA (e)(u)	68,572	3,953,067
China Tower Corporation Ltd. (e)(u)	15,949,300	2,368,225
Crown Castle International Corp. (c)	74,700	12,858,111
SBA Communications Corp. (c)	10,700	2,969,785
Total Communications		22,149,188
Datacenters - 0.2%
CyrusOne, Inc. (c)	32,380	2,192,773
Diversified - 1.5%
City Developments Ltd. (u)	182,796	1,087,200
CK Asset Holdings Ltd. (u)	267,093	1,625,950
Hufvudstaden AB (u)	154,578	2,248,554
Merlin Properties Socimi SA (n)(u)	293,000	2,999,414
Sun Hung Kai Properties Ltd. (u)	162,499	2,460,535
Swire Properties Ltd. (u)	764,975	2,374,477
Total Diversified		12,796,130
Electricity Transmission & Distribution - 3.2%
National Grid PLC (c)(u)	824,176	9,783,494
PG&E Corp. (c)(n)	772,524	9,046,256
Sempra Energy (c)	67,083	8,893,864
Total Electricity Transmission & Distribution		27,723,614
Gas Utilities - 1.0%
China Gas Holdings Ltd. (u)	743,660	3,053,233
NiSource, Inc. (c)	230,211	5,550,387
Total Gas Utilities		8,603,620
Healthcare - 1.0%
Physicians Realty Trust	25,239	445,973
Ventas, Inc. (c)	57,714	3,078,465
Welltower, Inc. (c)	67,535	4,837,532
Total Healthcare		8,361,970
Hotel - 1.3%
Accor SA (u)	30,500	1,149,118
Host Hotels & Resorts, Inc. (c)	219,806	3,703,731
Invincible Investment Corp. (u)	3,584	1,357,372
Japan Hotel REIT Investment Corp. (u)	3,632	2,053,250
Melia Hotels International SA (n)(u)	129,039	964,079
Pebblebrook Hotel Trust (c)	91,047	2,211,532
Total Hotel		11,439,082
Industrial - 1.4%
LaSalle Logiport REIT (u)	940	1,425,356
Mitsui Fudosan Logistics Park, Inc. (u)	131	647,846
Prologis, Inc. (c)	82,575	8,752,950
Rexford Industrial Realty, Inc. (c)	19,762	996,005
Tritax EuroBox PLC (e)(u)	508,560	704,610
Total Industrial		12,526,767
Manufactured Homes - 0.2%
Sun Communities, Inc. (c)	12,396	1,859,896
Midstream - 1.8%
Cheniere Energy, Inc. (c)(n)	79,750	5,742,798
Equitrans Midstream Corp.	188,909	1,541,497
ONEOK, Inc. (c)	107,100	5,425,686
Targa Resources Corp.	44,704	1,419,352
The Williams Companies, Inc.	62,339	1,476,811
Total Midstream		15,606,144
Net Lease - 0.8%
Agree Realty Corp. (c)	16,600	1,117,346
National Retail Properties, Inc. (c)	53,902	2,375,461
Spirit Realty Capital, Inc. (c)	30,895	1,313,038
VICI Properties, Inc. (c)	46,292	1,307,286
WP Carey, Inc. (c)	14,400	1,018,944
Total Net Lease		7,132,075
Office - 3.8%
Allied Properties Real Estate Investment Trust (u)	81,141	2,623,992
Cousins Properties, Inc. (c)	73,931	2,613,461
Covivio (u)	35,686	3,052,181
Daiwa Office Investment Corp. (u)	245	1,726,631
Derwent London PLC (u)	69,790	3,105,616
Dexus (u)	705,050	5,242,509
Douglas Emmett, Inc. (c)	38,078	1,195,649
Gecina SA (u)	10,162	1,398,816
Highwoods Properties, Inc. (c)	47,200	2,026,768
Invesco Office J-Reit, Inc. (u)	10,296	1,626,239
Keppel REIT (u)	1,110,890	1,010,217
Mitsui Fudosan Company Ltd. (u)	142,413	3,246,374
Nippon Building Fund, Inc. (u)	423	2,492,648
SL Green Realty Corp. (c)	23,174	1,621,948
Total Office		32,983,049
Pipeline (MLP) - 0.7%
Energy Transfer LP	184,879	1,419,871
Enterprise Products Partners LP	65,000	1,431,300
MPLX LP	59,022	1,512,734
Plains All American Pipeline LP	159,299	1,449,621
Thunderbird Resources Equity, Inc. (f)(n)	11	11
Total Pipeline (MLP)		5,813,537
Pipelines - 3.0%
Enbridge, Inc. (u)	323,500	11,784,698
Enbridge, Inc. (u)	42,305	1,539,902
Kinder Morgan, Inc. (c)	408,600	6,803,190
Pembina Pipeline Corp. (u)	52,113	1,502,939
Pembina Pipeline Corp. (c)(u)	110,200	3,183,146
TC Energy Corp. (u)	32,825	1,501,744
Total Pipelines		26,315,619
Rail - 3.0%
Canadian Pacific Railway Ltd. (c)(u)	15,900	6,073,048
CSX Corp. (c)	81,600	7,867,872
East Japan Railway Co. (c)(u)	84,400	6,001,461
MTR Corporation Ltd. (u)	328,176	1,866,494
Rumo SA (n)(u)	1,168,196	4,182,024
Total Rail		25,990,899
Renewables/Electric Generation - 8.7%
Ameren Corp. (c)	89,100	7,249,176
CLP Holdings Ltd. (u)	371,583	3,617,990
CMS Energy Corp. (c)	91,373	5,593,855
Duke Energy Corp. (c)	106,823	10,311,624
Engie SA (n)(u)	260,100	3,694,818
Entergy Corp. (c)	64,255	6,391,445
Evergy, Inc. (c)	85,500	5,089,815
FirstEnergy Corp. (c)	210,600	7,305,714
Hera SpA (u)	1,146,800	4,397,403
NextEra Energy, Inc. (c)	229,400	17,344,934
RWE Ag (u)	124,085	4,869,334
Vistra Corp. (c)	25,848	456,993
Total Renewables/Electric Generation		76,323,101
Residential - 2.3%
American Homes 4 Rent (c)	105,501	3,517,403
Camden Property Trust (c)	36,766	4,040,951
Deutsche Wohnen SE (u)	35,309	1,647,116
Equity Residential (c)	33,400	2,392,442
Essex Property Trust, Inc. (c)	13,658	3,712,791
InterRent Real Estate Investment Trust (u)	196,736	2,315,370
Mid-America Apartment Communities, Inc. (c)	15,031	2,169,875
Total Residential		19,795,948
Retail - 2.1%
Capital & Counties Properties PLC (u)	1,125,451	2,648,489
Federal Realty Investment Trust (c)	11,500	1,166,675
Hammerson PLC (u)	1,660,931	800,939
Regency Centers Corp. (c)	40,400	2,291,084
Shaftesbury PLC (u)	287,188	2,539,694
Simon Property Group, Inc. (c)	39,337	4,475,371
Unibail-Rodamco-Westfield (u)	24,609	1,966,224
Wharf Real Estate Investment Company Ltd. (u)	423,909	2,383,799
Total Retail		18,272,275
Self Storage - 0.0%
Extra Space Storage, Inc.	1,404	186,100
Specialty - 0.1%
Outfront Media, Inc. (c)	61,695	1,346,802
Toll Roads - 2.5%
Atlantia SpA (c)(n)(u)	375,278	7,023,065
Ferrovial SA (c)(n)(u)	114,776	2,999,216
Getlink SE (n)(u)	171,000	2,621,355
Promotora y Operadora de Infraestructura SAB de CV (u)	235,152	1,794,746
Transurban Group (c)(u)	746,995	7,594,107
Total Toll Roads		22,032,489
Water - 1.2%
American Water Works Company, Inc. (c)	32,600	4,887,392
Guangdong Investment Ltd. (u)	1,259,100	2,057,215
United Utilities Group PLC (u)	291,600	3,726,198
Total Water		10,670,805
Total COMMON STOCKS
(Cost $344,402,295)		391,770,714
MONEY MARKET FUND- 2.1%
First American Treasury Obligations Fund, Class X, 0.03% (y)	18,522,517	18,522,517
Total MONEY MARKET FUND
(Cost $18,522,517)		18,522,517
Total Investments - 143.3%
(Cost $1,211,388,320)		1,252,169,859
Liabilities in Excess of Other Assets - (43.3)%		(378,354,748)
TOTAL NET ASSETS - 100.0%		$873,815,111

Euribor - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
SONIA - Sterling Overnight Index Average
USD - United States Dollar
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
(c) - All or a portion of this security is pledged as collateral for credit facility. As of March 31, 2021, the total value of the collateral was $349,686,596.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the total value of all such securities was $410,357,013 or 47.0% of net assets.

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of March 31, 2021, the total value of all such securities was $9,481,714 or 1.1% of net assets. These securities are characterized as a Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs.

(i) - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
(m) - Mezzanine Loans are direct origination loans. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.  As of March 31, 2021, the total value of all such securities was $6,569,823 or 0.8% of net assets.

(n) - Non-income producing security.
(p) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of March 31, 2021, the total value of all such securities was $23,345,206 or 2.7% of net assets.

(r) - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of March 31, 2021, the total value of the collateral was $167,976,881.
(s) - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2021.
(t) - Term loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of term loans may be substantially less than the stated maturities shown.
(u) - Foreign security or a U.S. security of a foreign company.
(v) - Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor.
(y) - The rate quoted is the annualized seven-day yield as of March 31, 2021.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2021:

Valuation of Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$2,242,440	$-	$2,242,440
Securitized Credit	-	340,806,236	9,481,703	350,287,939
Corporate Credit	-	472,739,539	-	472,739,539
Term Loans	-	13,863,503	-	13,863,503
Preferred Stocks	2,743,207	-	-	2,743,207
Common Stocks	250,462,315	141,308,388	11	391,770,714
Money Market Fund	18,522,517	-	-	18,522,517
Total Investments	$271,728,039	$970,960,106	$9,481,714	$1,252,169,859

Other Financial Instruments*
Forward Current Contracts	-	27,963	-	27,963
Total Other Financial Instruments	$-	$27,963	$-	$27,963

*Other financial instruments include forward currency contracts which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $251,000,000 for the credit facility and $130,955,722 for the reverse repurchase agreements presented herein. As of March 31, 2021, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of March 31, 2021.

	Quantitative Information about Level 3 Fair Value Measurements
Asset Type	Value as of March 31, 2021	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)
Securitized Credit
Class B Notes	$2,911,880	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.0%-18.4% (14.2%)	Decrease
125 West End Office Mezz LLC	$1,779,069	Asset-Based Approach	Model Price	Purchase Price	—	Increase
575 Lexington	$4,790,754	Asset-Based Approach	Model Price	Purchase Price	—	Increase
Common Stocks
Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Increase

Total	$9,481,714
 (1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31,2020	$2,959,851	$825	$11	$2,960,687
Accrued discounts (premiums)	962	-	-	962
Realized gain (loss)	-	1,179	-	1,179
Change in unrealized appreciation (depreciation)	34,419	(825)	-	33.594
Purchases at cost	6,494,242	-	-	6,494,242
Sales proceeds	(7,771)	(1,179)	-	(8,950)
Balance as of March 31, 2021	$9,481,703	$-	$11	$9,481,714
Change in unrealized gains or losses relating to assets still held at the reporting date	$34,419	$-	$-	$34,419

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period the forward contract is in existence, changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Fund invests in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

All forward contracts were entered into with State Street & Trust Company as the counterparty during the period. As of March 31, 2021, the following forward contract was outstanding:

Settlement Date	Currency to be Delivered	U.S. $ Value at March 31, 2021	Currency to be Received	U.S. $ Value at March 31, 2021	Unrealized Appreciation/(Depreciation)

4/22/2021	4,452,441 British Pounds	$6,138,581	6,129,832 U.S. Dollars	$6,129,832	$(8,749)
4/22/2021	946,600 Euros	$1,110,582	1,149,721 U.S. Dollars	$1,149,721	$39,139
4/22/2021	86,900 U.S. Dollars	$86,900	72,000 Euros	$84,473	$(2,427)
				Total	$27,963

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate (“LIBOR”) on the amount of eligible equity securities outstanding, and 0.80% plus the 3-month LIBOR on the amount of other eligible securities outstanding. As of March 31, 2021, the Fund had outstanding borrowings of $251,000,000. For the three months ended March 31, 2021, the Fund borrowed an average daily balance of $251,000,000 at a weighted average borrowing cost of 0.95%, and the interest expense amounted to $586,732. As of March 31, 2021, the total value of the collateral was $349,686,596.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2021, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable For Reverse Repurchase Agreements

JPMorgan Chase	0.25%	03/02/21	04/06/21		$813,038	$813,207
JPMorgan Chase	0.33%	03/01/21	04/06/21		7,553,008	7,555,121
JPMorgan Chase	0.33%	03/02/21	05/06/21		25,431,823	25,438,711
JPMorgan Chase	0.33%	03/04/21	05/06/21		1,671,281	1,671,704
JPMorgan Chase	0.33%	03/23/21	05/06/21		10,069,733	10,070,553
JPMorgan Chase	0.33%	03/26/21	05/06/21		4,973,368	4,973,636
JPMorgan Chase	0.38%	03/26/21	05/06/21		5,610,541	5,610,892
JPMorgan Chase	0.40%	03/01/21	04/06/21		1,135,954	1,136,345
JPMorgan Chase	0.40%	03/02/21	04/06/21		8,925,811	8,928,786
JPMorgan Chase	0.45%	03/02/21	04/06/21		14,842,391	14,847,955
JPMorgan Chase	0.46%	03/02/21	05/06/21		5,026,954	5,028,881
JPMorgan Chase	0.50%	03/02/21	04/06/21		32,677,820	32,691,235
RBC Capital Markets	0.84%	03/05/21	06/04/21		8,782,000	8,787,558
RBC Capital Markets	0.87%	03/10/21	04/12/21		3,442,000	3,443,840
Total				$	$ 130,955,722	$130,998,424
(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended March 31, 2021 was $95,644,751 at a weighted average daily interest rate of 0.51%, and the interest expense amounted to $119,678.  As of March 31, 2021, the total value of the collateral was $167,976,881.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$69,390,022	$61,565,700	$-	$130,955,722
Total	$-	$69,390,022	$61,565,700	$-	$130,955,722